Revenues (Schedule of Changes in Deferred Revenue) (Details) - USD ($) $ in Thousands		Jun. 30, 2020	Dec. 31, 2019
Revenue Recognition [Abstract]
Deferred revenues	[1]	$ 62,106	$ 68,307

[1]	Includes $13.5 million and $16.0 million under long term deferred revenue in the Company's consolidated balance sheets as of June 30, 2020 and December 31, 2019, respectively.